UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 14 , 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $127,127 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      322     6742 SH       Sole                                       6742
Apple Computer                 COM              037833100      881     8381 SH       Sole                                       8381
Automatic Data Processing Inc  COM              053015103     4653   132339 SH       Sole                                     132339
Canon Inc. ADR                 COM              138006309     4675   161033 SH       Sole                                     161033
Cisco Systems                  COM              17275R102     2428   144762 SH       Sole                                     144762
Coca Cola Co Com               COM              191216100     5560   126508 SH       Sole                                     126508
Donaldson Inc                  COM              257651109     5906   220059 SH       Sole                                     220059
Dover Corp                     COM              260003108     3608   136777 SH       Sole                                     136777
Echelon                        COM              27874n105      509    62900 SH       Sole                                      62900
Ecolab Inc                     COM              278865100     3863   111243 SH       Sole                                     111243
Emerson Electric Co            COM              291011104     4192   146693 SH       Sole                                     146693
Exxon Mobil Corp     Com       COM              30231g102     3168    46519 SH       Sole                                      46519
FedEx Corp                     COM              31428x106     2516    56551 SH       Sole                                      56551
Home Depot Inc                 COM              437076102     4095   173792 SH       Sole                                     173792
Illinois Tool Works            COM              452308109     4292   139125 SH       Sole                                     139125
Intel Corp                     COM              458140100     2395   159323 SH       Sole                                     159323
Johnson & Johnson              COM              478160104     5895   112070 SH       Sole                                     112070
Luminex Corp Com               COM              55027E102      981    54128 SH       Sole                                      54128
Microsoft Corp                 COM              594918104     3139   170888 SH       Sole                                     170888
Molex Inc.                     COM              608554101     3125   227458 SH       Sole                                     227458
National Instr Corp            COM              636518102     1961   105159 SH       Sole                                     105159
Nokia                          COM              654902204     1783   152772 SH       Sole                                     152772
Nordson Corp                   COM              655663102     3778   132877 SH       Sole                                     132877
Novartis ADR                   COM              66987V109     3863   102127 SH       Sole                                     102127
PepsiCo Inc                    COM              713448108     4231    82185 SH       Sole                                      82185
Procter & Gamble               COM              742718109     6724   142781 SH       Sole                                     142781
Sabine Royalty Trust UBI       COM              785688102      494    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105     8809   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     4469   110015 SH       Sole                                     110015
Sigma Aldrich                  COM              826552101     5738   151837 SH       Sole                                     151837
Sysco Corp                     COM              871829107     4177   183221 SH       Sole                                     183221
Telefonica de Espana           COM              879382208      810    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     3802    77255 SH       Sole                                      77255
W.W. Grainger                  COM              384802104     5647    80460 SH       Sole                                      80460
Wal-Mart Stores                COM              931142103     4637    89008 SH       Sole                                      89008
REPORT SUMMARY		       35 DATA RECORDS		     127127         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

